Summary of Significant Accounting Policies and Recent Accounting Pronouncements (Tables)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Reconciliation of cash, cash equivalents and restricted cash	The following table provides a reconciliation of Cash and cash equivalents and restricted cash reported in the Consolidated Balance Sheet to the total of the amounts in the Consolidated Statement of Cash Flows.

December 31,	2020	2019
(Dollars in millions)
Cash and cash equivalents	$1,271	$285
Restricted cash included in Other current assets	20	6
Cash, cash equivalents and restricted cash in the statement of cash flows	$1,291	$291

Implementation costs	Implementation costs related to UScellular's cloud-hosted arrangements, which are recorded in Prepaid expenses and Other assets and deferred charges in the Consolidated Balance Sheet, were as follows:

December 31,	2020
(Dollars in millions)
Implementation costs, gross	$67
Accumulated amortization	(13)
Implementation costs, net	$54